OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

		As at December 31
(In millions of dollars)	Note	2023	2022

Prepaid expenses		321	221
Current portion of deferred commission costs	6	341	265
Income tax receivable		274	14
Other		266	61

Total other current assets		1,202	561